Other Borrowings - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Borrowings [Abstract]
Sweep agreements with customers	$ 6.9	$ 1.4
Pledged securities as collateral	$ 9.9	$ 4.0